NOTE 1 - ORGANIZATION, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Land, Buildings, Equipment and Leasehold Improvements: Property, Plant and Equipment (Tables)	Dec. 31, 2022
Tables/Schedules
Property, Plant and Equipment
Leasehold improvements	3-10 years
Office equipment and software	3-7 years
Equipment	5-10 years